Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2022
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Cash and Cash Equivalents
(5) Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Cash and deposits	¥2,037,392	¥2,654,447
Cash equivalents	720,628	1,020,484

Total	¥2,758,020	¥3,674,931

Cash equivalents held by Honda mainly consist of money market funds and certificates of deposit.